Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2015	2016	2017	2018	2019	After 2019
Lease commitments	$183	$159	$151	$112	$88	$774